Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Other Commitments [Line Items]
Commitments and Contingencies
Note 6—Commitments and Contingencies
Underwriting Agreement
The underwriters are entitled to a deferred fee of up to $3,000,000 in the aggregate, payable only upon the Company’s completion of its initial Business Combination (the “Deferred Discount”). The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination. The amount payable to the underwriters for deferred underwriting discounts and commissions will be reduced from $3,000,000 to $1,500,000 in the event the amount held in the Trust Account following a successful consummation of the initial Business Combination is less than $100,000,000, after taking into account redemptions in connection with the vote on the initial Business Combination.
Additionally, BTIG was admitted as a member of the Sponsor in connection with the closing of the Initial Public Offering and has been allocated interests in the Sponsor corresponding to 360,000 Founder Shares as upfront underwriting compensation in lieu of a cash underwriting discount (such shares, the “BTIG Founder Shares”). The fair value of the BTIG Founder Shares at grant was determined to be $667,472 using a PWERM valuation model. As such, in accordance with ASC
340-10-S99-1,
“Other Assets and Deferred Offering Costs,” the fair value less any amounts previously recorded related to the original purchase resembles an amount paid to the underwriters and represents a reduction in the proceeds received as it is directly related to the Initial Public Offering. The following inputs were used in the PWERM valuation model to determine the fair value of the BTIG Founder Shares:

May 13, 2025
Restricted term (years)	2.50
Risk-free rate	3.97%
Volatility	6.00%
Discount for lack of marketability	2.20%
The BTIG Founder Shares and the interests in the Sponsor corresponding to 50,000 Private Placement Units and 200,000 Founder Shares allocated to Condor Investments V, an affiliate of BTIG, have been deemed compensation by FINRA and are subject to lock-up
restrictions, as required by FINRA Rule 5110(e)(1), and may not be sold during the Initial Public Offering or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of such securities by any person for a period of 180 days immediately following the date of the Initial Public Offering, except as provided in FINRA Rule 5110(e)(2). As required by FINRA Rule 5110(g)(8), BTIG and Condor Investments V may not exercise their demand and piggyback registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering and may not exercise their demand rights on more than one occasion. Further, for so long as they are held by BTIG or its affiliates or associated persons, the Private Placement Warrants will not be exercisable more than five years from the commencement of sales in the Initial Public Offering in accordance with FINRA Rule 5110(g)(8).

Merger Agreement
On September 8, 2025, the Company entered into the Merger Agreement by and among Merger Sub I, Merger Sub II and ColdQuanta. Pursuant to the Merger Agreement, and on the terms and subject to the satisfaction or waiver of the conditions set forth therein, the parties thereto intend to effect the First Merger and immediately following the First Merger, Second Merger.
Subscription Agreement Liability
In connection with the execution of the Merger Agreement, on September 8, 2025, the Company entered into certain common stock subscription agreements (the “Subscription Agreements”) with certain investment funds (the “PIPE Investors”) pursuant to which, the Company has agreed to issue and sell to the PIPE Investors $126,547,600 of Domesticated SPAC Common Stock (as defined in the Merger Agreement), par value $0.0001 (the “PIPE Shares”) in reliance on an exemption from registration under Section 4(a)(2) under the Securities Act at a purchase price of $10.00 per share (the “PIPE Investment”). The closing of the PIPE Investment is conditioned on all conditions set forth in the Merger Agreement having been satisfied or waived and other customary closing conditions, and the Transactions will be consummated immediately following the closing of the PIPE Investment. The Subscription Agreements will terminate upon the earlier to occur of (i) the termination of the Merger Agreement, (ii) the mutual written agreement of the parties thereto and (iii) March 21, 2026. The Subscription Agreements provide for, under certain circumstances, customary indemnities between the Company and the PIPE Investors. As of September 30, 2025, the Company recorded a liability in connection with the Subscription Agreements of $36,544,215 on the accompanying condensed consolidated balance sheet and an expense of $36,544,215 within the accompanying condensed consolidated statements of operations.
PIPE Engagement Letters
On September 1, 2025, the Company engaged Citigroup Global Markets Inc. (“Citi”) as a placement agent for a proposed PIPE offering of equity or equity-linked securities for ColdQuanta (the “Citi PIPE Engagement Letter”). The placement fee payable to Citi is set at 4.0% of the gross proceeds of securities sold in any placement, up to a maximum of $100 million.
On September 7, 2025, J.P. Morgan Securities LLC (“J.P. Morgan”) entered into an agreement with the Company to serve as a
Co-Placement
Agent in connection with the PIPE offering (the “J.P. Morgan PIPE Engagement Letter” and together with the Citi PIPE Engagement Letter, the “PIPE Engagement Letters”). J.P. Morgan and Citi shall be referred to as the agents (the “agents”). As of September 30, 2025, there are not fees that have been incurred in connection with the PIPE Engagement Letters.
Capital Markets Advisory Agreement
On September 3, 2025, the Company entered into an agreement with Citi to serve as capital markets advisor to the Company (the “Capital Markets Advisory Agreement”). The Company will pay Citi a cash fee of $7,000,000 promptly upon consummation of the Transactions. Citi will also be eligible to receive an incentive fee of up to $3,000,000, payable solely at the discretion of the Company and ColdQuanta. As of September 30, 2025, there are no fees that have been incurred in connection with the Capital Markets Advisory Agreement.
Advisory Agreement
In connection with the execution of the Merger Agreement, the Company and The Klein Group, LLC (the “Advisor”), an affiliate M. Klein & Company, entered into the advisory agreement (the “Advisory Agreement”).

Pursuant to the terms thereof, effective as of the closing of the Transactions, the Advisor will provide financial advisory, strategy consulting, business development and investor relations to the Company. Pursuant to the terms of the Advisory Agreement, the Advisor is entitled to a fee of $250,000 per quarter, in addition to other potential fees depending on the outcomes of certain transactions. The Advisory Agreement will be for a term of two years, provided, however, it may be extended for an additional one year term upon mutual agreement of the Company and the Advisor.

Note 6—Commitments and Contingencies
Underwriting Agreement
The Company expects to pay 1.0% of the gross offering proceeds, or $3,000,000 in the aggregate (including if the underwriters’ overallotment option is exercised in full), payable only upon the Company’s completion of its Initial Business Combination (the “Deferred Discount”). The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its Initial Business Combination. The amount payable to the underwriters for deferred underwriting discounts and commissions will be reduced from $3,000,000 to $1,500,000 in the event the amount held in the Trust Account following a successful consummation of the Initial Business Combination is less than $100,000,000, after taking into account redemptions in connection with the vote on the Initial Business Combination.

ColdQuanta Inc dba Infleqtion [Member]
Other Commitments [Line Items]
Commitments and Contingencies
10. Commitments and Contingencies
Contingent Payments
In May 2025, the Company amended the equity purchase agreement related to the Morton Acquisition. The amendment requires the Company to make contingent payments in the form of cash and shares of the Company’s common stock to the former owners upon achievement of additional development milestones. Based on the terms of the amended agreement, the total contingent payments are capped at
$2.0 million. At the date of the amendment, the Company assessed the likelihood that the milestones related to the contingent payments would be met and recognized the contingent obligation at the estimated fair value, which approximated the full contractual value of $2.0 million. No payments were made during the nine months ended September 30, 2025.

The contingent obligation is included in accrued liabilities on the condensed consolidated balance sheet as of September 30, 2025. The Company recognized the corresponding $2.0 million expense in general and administrative expenses on the condensed consolidated statement of operations and comprehensive loss for the nine months ended September 30, 2025.
Indemnification
In the ordinary course of business, the Company enters into contractual arrangements under which it may agree to indemnify the counterparties from any losses incurred relating to breach of representation, failure to perform, or claims and losses arising from certain events as outlined within the particular contract. The Company has also entered into indemnification agreements with certain of its officers and directors.
The Company’s maximum exposure under such indemnities is unknown and has not been estimated, as this would involve future claims that may be made against the Company that have not occurred. To date, the Company has not made any payments related to these indemnities and believes the risk of material obligations under these indemnities to be remote. Accordingly, the Company has not accrued any liabilities related to such indemnification obligations in the condensed consolidated financial statements.
Legal Matters
From time to time, the Company may become involved in certain legal proceedings and claims incidental to the normal course of its business. As of September 30, 2025 and December 31, 2024, management is not aware of any pending or threatened litigation that could have a material impact on the condensed consolidated financial statements.
Exclusive License Agreement with University of Wisconsin
In October 2019, the Company entered into an exclusive license agreement with the Wisconsin Alumni Research Foundation (WARF) (the WARF License Agreement). Under the WARF License Agreement, the Company is granted an exclusive (subject to standard carve-outs), worldwide, sub-licensable
license, in all fields, to make, have made, use, have used, offer for sale, sell, have sold, and import products and services that would be covered by the patents listed in the WARF License Agreement. The WARF License Agreement provides the Company with exclusive rights to the listed patents, subject to certain WARF reservations.
In consideration for the rights granted under the WARF License Agreement, the Company paid a $50 thousand license fee and will pay an earned royalty on the net sales of products, including a pass-through of sales-based royalties on sublicensee sales, a sublicense consideration percentage for sublicenses executed on or before December 31, 2022 and annual minimum royalties per calendar year. These are first due within the Company’s fiscal year 2026 and creditable against that year’s earned royalties.
Exclusive License Agreement with University of Colorado
In June 2021, the Company entered into an exclusive license agreement with the Regents of the University of Colorado (the “Exclusive CU License Agreement”). Under the Exclusive CU License Agreement, the Company is granted an exclusive (subject to standard carve-outs), worldwide, sub-licensable
license, in all fields, to make, have made, use, have used, offer for sale, sell, have sold, and import products and services that would be covered by the patents listed in the Exclusive CU License Agreement.
The Exclusive CU License Agreement provides the Company with exclusive rights to the listed patent portfolio in all fields, subject to (a) reserved rights for CU and other non-profit
employers of the inventors and authors of the licensed patents and software and other research institutions to use the inventions for research, education, clinical, and non-commercial
purposes, and (b) U.S. Government rights in federally funded intellectual property under the Bayh-Dole Act and other regulations.

In consideration for the rights granted under the Exclusive CU License Agreement, the Company paid a $
130
 thousand license fee, and will pay annual license maintenance fees (creditable against royalties), a royalty on net sales of non-software
products in the low single digits, with royalties on sales to the government fluctuating by a single digit percentage, depending on volume, a royalty on net sales of licensed software products in the mid-single
digits, and a sublicense revenue percentage share in the low double digits for sublicenses (with higher rates for sublicenses executed in the first or second year).
Non-Exclusive
License Agreement with the University of Colorado
In February 2012, the Company entered into a
non-exclusive
license agreement with the Regents of the University of Colorado (the
“Non-Exclusive
CU License Agreement”), as amended. Under the
Non-Exclusive
CU License Agreement, the Company is granted a
non-exclusive,
worldwide license, in all fields to make, use, sell, offer for sale, lease and import products and processes that would infringe certain licensed patents co-owned
with, or solely owned by, SRI International, Inc. listed in the
Non-Exclusive
CU License Agreement. The
Non-Exclusive
CU License Agreement also grants the Company to CU’s know how related to such patents. The license grant in the preceding sentence is exclusive as to CU’s interests in the patents listed in the
Non-Exclusive
CU License Agreement. The
Non-Exclusive
CU License Agreement is predicated on an inter-institutional agreement, pursuant to which the CU obtained the right to grant us the licenses under the
Non-Exclusive
CU License Agreement from SRI International, Inc.
The
Non-Exclusive
CU License Agreement provides the Company rights to the listed patent portfolio subject to reserved rights for CU to the Company’s own research and education, SRI International’s rights to the patents, and U.S. Government rights under the Bayh-Dole Act and other regulations. In consideration for the rights granted under the
Non-Exclusive
CU License Agreement, the Company will pay a royalty on net sales.

11. Commitments and Contingencies
Indemnification
In the ordinary course of business, the Company enters into contractual arrangements under which it may agree to indemnify the counterparties from any losses incurred relating to breach of representation, failure to perform, or claims and losses arising from certain events as outlined within the particular contract. The Company has also entered into indemnification agreements with certain of its officers and directors.
The Company’s maximum exposure under such indemnities is unknown and has not been estimated, as this would involve future claims that may be made against the Company that have not occurred. To date, the Company has not made any payments related to these indemnities and believes the risk of material obligations under these indemnities to be remote. Accordingly, the Company has not accrued any liabilities related to such indemnification obligations in the consolidated financial statements.
Product Warranties
As described in Footnote 1—
Summary of Operations and Significant Accounting Policies
, the Company issues
one-year
product warranties on its commercial product sales as a guarantee of the intended functionality of such products. Information regarding accruals of such warranty obligations is provided in Footnote 9—
Accrued Liabilities
.
Legal Matters
From time to time, the Company may become involved in certain legal proceedings and claims incidental to the normal course of its business. As of December 31, 2024 and 2023, management is not aware of any pending or threatened litigation that could have a material impact on the consolidated financial statements.
Exclusive License Agreement with University of Wisconsin
In October 2019, the Company entered into an exclusive license agreement with the Wisconsin Alumni Research Foundation (WARF) (the WARF License Agreement). Under the WARF License Agreement, the Company is granted an exclusive (subject to standard carve-outs), worldwide, sub-licensable
license, in all fields, to make, have made, use, have used, offer for sale, sell, have sold, and import products and services that would be covered by the patents listed in the WARF License Agreement. The WARF License Agreement provides the Company with exclusive rights to the listed patents, subject to certain WARF reservations.
In consideration for the rights granted under the WARF License Agreement, the Company paid a $50 thousand license fee and will pay an earned royalty on the net sales of products, including a pass-through
of
sales-based
royalties on sublicensee sales, a sublicense consideration percentage for sublicenses executed on or before December 31, 2022 and annual minimum royalties per calendar year. These are first due within the Company’s fiscal year 2026 and creditable against that year’s earned royalties.

Exclusive License Agreement with University of Colorado
In June 2021, the Company entered into an exclusive license agreement with the Regents of the University of Colorado (the “Exclusive CU License Agreement”). Under the Exclusive CU License Agreement, the Company is granted an exclusive (subject to standard carve-outs), worldwide, sub-licensable
license, in all fields, to make, have made, use, have used, offer for sale, sell, have sold, and import products and services that would be covered by the patents listed in the Exclusive CU License Agreement.
The Exclusive CU License Agreement provides the Company with exclusive rights to the listed patent portfolio in all fields, subject to (a) reserved rights for CU and other non-profit
employers of the inventors and authors of the licensed patents and software and other research institutions to use the inventions for research, education, clinical, and non-commercial
purposes, and (b) U.S. Government rights in federally funded intellectual property under the Bayh-Dole Act and other regulations.
In consideration for the rights granted under the Exclusive CU License Agreement, the Company paid a $130 thousand license fee, and will pay annual license maintenance fees (creditable against royalties), a royalty on net sales of non-software
products in the low single digits, with royalties on sales to the government fluctuating by a single digit percentage, depending on volume, a royalty on net sales of licensed software products in the mid-single
digits, and a sublicense revenue percentage share in the low double digits for sublicenses (with higher rates for sublicenses executed in the first or second year).
Non-Exclusive
License Agreement with the University of Colorado
In February 2012, the Company entered into a
non-exclusive
license agreement with the Regents of the University of Colorado (the
“Non-Exclusive
CU License Agreement”), as amended. Under the
Non-Exclusive
CU License Agreement, the Company is granted a
non-exclusive,
worldwide license, in all fields to make, use, sell, offer for sale, lease and import products and processes that would infringe certain licensed patents co-owned
with, or solely owned by, SRI International, Inc. listed in the
Non-Exclusive
CU License Agreement. The
Non-Exclusive
CU License Agreement also grants the Company to CU’s know how related to such patents. The license grant in the preceding sentence is exclusive as to CU’s interests in the patents listed in the
Non-Exclusive
CU License Agreement. The
Non-Exclusive
CU License Agreement is predicated on an inter-institutional agreement, pursuant to which the CU obtained the right to grant us the licenses under the
Non-Exclusive
CU License Agreement from SRI International, Inc.
The
Non-Exclusive
CU License Agreement provides the Company rights to the listed patent portfolio subject to reserved rights for CU to the Company’s own research and education, SRI International’s rights to the patents, and U.S. Government rights under the Bayh-Dole Act and other regulations. In consideration for the rights granted under the
Non-Exclusive
CU License Agreement, the Company will pay a royalty on net sales.